Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash		¥ 50,332	$ 7,197	¥ 18,604
Restricted cash		2		2
Short-term investments		1,560	223	1,433
Notes receivable, net				25,592
Accounts receivable, net		18,485	2,643	59,563
Advance to suppliers		2,208	316	10,788
Inventories, net		39,166	5,601	58,220
Prepayments and other current assets, net		25,667	3,670	2,626
Other receivable-a related party				738
Total current assets		137,420	19,650	177,566
Non-current assets:
Property, plant and equipment, net		236,812	33,863	255,164
Land use rights, net		7,673	1,097	7,930
Intangible assets, net		47,084	6,732	14,850
Right-of-use assets, net		469	67
Long-term prepayments		7,014	1,003	18,698
Deferred IPO expenses				8,048
Net deferred tax assets				10,991
Total non-current assets		299,052	42,762	315,681
Total assets		436,472	62,412	493,247
Current liabilities:
Short-term loans		65,100	9,309	74,443
Current maturities of long-term loans		700	100	7,190
Operating lease liability-current		106	15
Accounts payable		44,010	6,296	42,960
Contract liabilities		4,752	680	3,485
Taxes payable		2,345	335	2,066
Accrued expenses and other liabilities		3,463	495	5,617
Total current liabilities		120,476	17,230	135,907
Non-current liabilities:
Long-term loans		8,850	1,266	4,800
Operating lease liability-non-current		327	47
Deferred tax liabilities		104	15
Total non-current liabilities		9,281	1,328	4,800
Total liabilities		129,757	18,558	140,707
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital		240,752	34,427	203,150
Statutory reserves		32,647	4,668	32,647
Retained earnings (deficit)		(21,633)	(3,099)	48,151
Accumulated other comprehensive income		(1,926)	(275)	3
Total Zhengye Biotechnology Holding Limited’s shareholders’ equity		249,848	35,722	283,959
Noncontrolling interests		56,867	8,132	68,581
Total equity		306,715	43,854	352,540
Total liabilities and equity		436,472	62,412	493,247
Class A ordinary shares
Shareholders’ equity:
Ordinary shares, value	[1]	1		1
Class B ordinary shares
Shareholders’ equity:
Ordinary shares, value	[1]	7	1	7
Related Party
Current liabilities:
Amount due to related parties				¥ 146

[1]	As of December 31, 2025, share reclassification was retroactively restated with effective date of March 24, 2026.